Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant, and Equipment, Estimated Useful Life [Table Text Block]
Leasehold improvements (in years)		10 or lease term if shorter
Equipment (in years)	3	-	10
Furniture, fixtures, fittings and other (in years)	2	-	10

Amortizable Intangible Assets, Useful Life [Table Text Block]
Patents (in years)	5
SAP Licenses (in years)	10
Other licenses (in years)	5
Trade name and trademark (in years)	7